Hedges and Derivative Financial Instruments (Schedule of Effects of Derivative Instruments on Consolidated Statements of Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments, Gain (Loss) [Line Items]
Hedges, gain (loss) recognized in OCI	$ (42)	$ 76
Cash flow hedges, gain (loss) reclassified from OCI into earnings	(126)	88
Foreign exchange forwards/options
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not accounted for as hedges, gain (loss) recognized	(1)	30
Cash Flow Hedges
Derivative Instruments, Gain (Loss) [Line Items]
Tax impact of cash flow hedges	(16)	4
Cash Flow Hedges | Commodity swaps/options
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss) arising during period	22	(4)
Cash Flow Hedges | Foreign exchange forwards/options
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss) arising during period	9	60
Cash Flow Hedges | Cross-currency swaps
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss) arising during period	(40)	9
Cash Flow Hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss) arising during period	(34)	6
Net Investment Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Tax impact of net investment hedges	1	2
Net Investment Hedging | Foreign exchange forwards/options
Derivative Instruments, Gain (Loss) [Line Items]
Net investment hedges, gain (loss) recognized in OCI	1	5
Cost of Products Sold | Cash Flow Hedges | Commodity swaps/options
Derivative Instruments, Gain (Loss) [Line Items]
Cash flow hedges, gain (loss) reclassified from OCI into earnings	(20)	(22)
Cost of Products Sold | Cash Flow Hedges | Foreign exchange forwards/options
Derivative Instruments, Gain (Loss) [Line Items]
Cash flow hedges, gain (loss) reclassified from OCI into earnings	30	16
Net Sales | Cash Flow Hedges | Foreign exchange forwards/options
Derivative Instruments, Gain (Loss) [Line Items]
Cash flow hedges, gain (loss) reclassified from OCI into earnings	7	(4)
Interest and Sundry (Income) Expense | Cash Flow Hedges | Foreign exchange forwards/options
Derivative Instruments, Gain (Loss) [Line Items]
Cash flow hedges, gain (loss) reclassified from OCI into earnings	(54)	73
Interest and Sundry (Income) Expense | Cash Flow Hedges | Cross-currency swaps
Derivative Instruments, Gain (Loss) [Line Items]
Cash flow hedges, gain (loss) reclassified from OCI into earnings	(89)	26
Interest Expense | Cash Flow Hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Cash flow hedges, gain (loss) reclassified from OCI into earnings	$ 0	$ (1)